Exhibit 99.17

Fictitious Loan Number	Compliance Event	Compliance Exceptions	Compliance Comments
101945	2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] Initial TIL Missing
101944	2	[2] Initial TIL Missing [2] State - Missing Virginia Insurance Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09)
101951	3	[3] HUD-1 Estimated
[2]   State - Missing Broker Application Disclsoure
[2]   State - Missing Disclosure of Terms of Mortgage Application
[2]   State - Missing Rate Lock Disclosure
[2]   State - Missing NMLS Unique Identifier # and WA CLA mortgage loan originator’s license number on the application
			HUD in file is a Stamped CTC and signed by the borrower estimated copy.
101934	3	[3] HUD-1 Incomplete [2] State - Missing Cover Page / Social Security Disclosure	Final HUD not signed by the borrower or stamped by settlement agent.
101932	3	[3] Finance Charge underdisclosed >$35 for Refinance
[2]   State - Missing Broker Compensation Disclosure
[2]   State - Missing Interest Rate Disclsoure
[2]   State - Missing Appraisal and Consumer Report Notice
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing
Finance charges under disclosed by $362.62 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose a flood cert fee of $8.50, recording service fee of $30, and a tax service fee of $69 as a prepaid finance charge.

101947	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)
101950	1
101935	3	[3] APR Tolerance UnderDisclosed 0.125 [3] Finance Charge underdisclosed >$100 for Purchase [2] HMDA-reportable rate spread (1/1/04-10/1/09)	APR under disclosed by .1578 which exceeds the .125 tolerance.
Finance charges under disclosed by $1945.24 which exceeds the $100 tolerance for purchase transactions. Line 208 of the HUD-1 reflects an un-itemized lender credit for $3,900 and is therefore excluded.

101940	2	[2] Initial TIL Missing [2] State - Missing Mortgage Consumer Disclosure
101943	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Affiliated Business Doc Missing	Finance charges under disclosed by $229.98 which exceeds the $35 for refinances. TIL itemization did not disclose a Doc Prep fee of $250 as prepaid finance charge.
101936	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Affidavit of Borrower Under Residential Mortgage Act
[2]   State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1

101933	3	[3] State Late Charge Not Standard
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   Initial TIL Missing
			Late charge of $10.00 exceeds the max allowed of $5.00 for the state of California.
101937	1
101928	3	[3] HUD-1 Incomplete [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Credit Score Disclosure Not Present	Final HUD not signed by the borrower.
101929	3	[3] ROR Missing [2] State - Missing Application Disclosure [2] State - Missing Commitment Disclosure
101927	1
101930	2	[2] Initial GFE Date not within 3 days of Initial Application Date
[2]   Initial TIL Missing
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Mortgage Loan Origination Dislcosure
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   Missing Notice of Change in Mortgage Terms / Revised Mortgage Loan Originator Disclosure
[2]   State - Missing Statutory Authority Disclosure

101931	3	[3] TIL Missing
[2]   State - Missing Broker Agreement
[2]   State - Missing Application Disclosure Statement
[2]   State - Missing Description of Underwriting Criteria and Required Documentation
[2]   State - Missing Loan Product Choice / Prepayment Penalty Disclosure
[2]   State - Missing Commitment Letter

101946	3	[3] HUD-1 Missing
[3]   TIL Missing
[2]   Initial GFE Missing
[2]   State - Missing Broker Agreement
[2]   State - Missing  Freedom to Choose Insurance Provider disclosure
[2]   State - Missing Notice to Borrower/Prospective Borrower / Homeowner Protection Notice
[2]   State - Missing Property Tax Benefit Disclosure (State Form 51781 (6-04)

101941	2	[2] State - Missing Acknowledgment of Receipt of Good Faith Estimate
101938	3	[3] TIL Incomplete
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   State - Missing Notice to Cosigner
[2]   Initial GFE Missing
[2]   Initial TIL Missing
			Final TIL was signed by the borrower at closing, however, reflects estimated APR, finance charges, amount financed and total payment figures.
101948	2	[2] Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Right to Select Attorney Disclosure

101939	3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] Initial TIL Missing [2] Initial GFE Missing
101942	2	[2] Initial GFE Missing
[2]   Credit Score Disclosure Not Present
[2]   Initial TIL Missing
[2]   Affiliated Business Doc Missing
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Consumer Credit Score Disclosure
[2]   State - Missing Fair Lending Notice
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Interim Interest Disclosure

101949	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Oral Agreement Notice [2] Initial TIL Missing

Fictitious Loan Number	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	Category	S&P Compliance Grade	Fitch Compliance Grade	Moody's Compliance Grade	DBRS Compliance Grade
101945				RB	B	B	B
101944				RB	B	B	B
101951	YES		TR Indeterminable	RD	D	D	D
101934	NO		TNR Testing Not Required	RC	C	C	C
101932		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
101947				RA	A	A	A
101950				RA	A	A	A
101935		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
101940				RB	B	B	B
101943		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
101936				RB	B	B	B
101933			Late Charge	RC	C	C	C
101937				RA	A	A	A
101928	YES		TR HUD Deficiency	RC	C	C	C
101929		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
101927				RA	A	A	A
101930				RB	B	B	B
101931	YES		TR TIL Deficiency	RB	B	B	B
101946	YES		TR Indeterminable	RD	D	D	D
101941				RB	B	B	B
101938	TESTED		TR Tested	RB	B	B	B
101948				RB	B	B	B
101939	YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TR Indeterminable	RD	D	D	D
101942				RB	B	B	B
101949				RB	B	B	B